CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
ifrs Statement [Line Items]
Profit for the period	£ 2,593	£ 3,000
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(173)	908
Tax	44	(206)
Remeasurements after tax	(129)	702
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value		(97)
Tax	12	22
Fair value, net of tax	12	(75)
Gains and losses attributable to own credit risk:
Gains and (losses) before tax	(303)	167
Tax	82	(45)
Gains and (losses) before tax	(221)	122
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(55)	110
Income statement transfers in respect of disposals	(177)	(206)
Tax	69	46
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(163)	(50)
Movement in cash flow hedging reserve:
Effective Portion Of Changes In Fair Value	1,078	(286)
Net income statement transfers	(231)	(423)
Tax	(228)	194
Cash flow hedging reserve	619	(515)
Currency translation differences (tax: nil)	(5)	(2)
Total Other comprehensive income for the period, net of tax	113	182
Total comprehensive income for the period	2,706	3,182
Total comprehensive income attributable to other equity holders	2,546	3,024
Total comprehensive income attributable to equity holders	139	135
Total comprehensive income attributable to equity holders	2,685	3,159
Total comprehensive income attributable to non-controlling interests	21	23
Continuing operations
Movement in cash flow hedging reserve:
Total comprehensive income attributable to ordinary shareholders arising from continuing operations	£ 2,546	1,680
Discontinued operations
Movement in cash flow hedging reserve:
Total comprehensive income attributable to ordinary shareholders arising from discontinued operations		£ 1,344